Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Schedule of guaranteed in bank loans of unrelated third-parties

Name	Guaranteed amount	Guarantee expiration date
Pingdingshan Orr Business Co., Ltd (1)	$1,785,144	January 5, 2018
Total	$1,785,144

(1) According to the verdict issued on March 16, 2017, the court ruled that the borrower was required to remit the loan principal in an amount of $1,769,755 (RMB 12 million) and the litigation in an amount of $15,389 (RMB 104,346). Although the loan matured on January 6, 2016, the guarantee term will be expired on January 5, 2018. Accordingly, the Company has accrued a liability in connection with such guarantee.